Financial Risk Management - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2024 € / shares shares	Dec. 31, 2024 kr / shares shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure of detailed information about financial instruments [line items]
Number of shares issued	57,707,439	60,689,487	60,689,487	57,152,295	56,937,682	53,750,386	53,750,386	47,985,837
Par value per share | kr / shares			kr 1
Number Of Treasury Shares Outstanding	1,093,054	845,887	845,887	1,113,152
Ordinary shares [member]
Disclosure of detailed information about financial instruments [line items]
Par value per share | € / shares		€ 0.13
Numebr of shares outstanding		845,887	845,887
Interest rate risk [member] | Coupon fixed rate structure [member]
Disclosure of detailed information about financial instruments [line items]
Outstanding convertible notes, coupon fixed rate		2.25%	2.25%
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets Duration Period	12 months